Note 19 - Tax assets and liabilities - Secured tax assets (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]
Pensions [Member]
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	€ 1,924,000,000	€ 1,924,000,000	€ 1,947,000,000
Impairment Losses [Member]
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	7,439,000,000	7,439,000,000	7,486,000,000
Total Member
Secured Tax Assets Line Items
Secured Tax Assets deferred taxes	€ 9,363,000,000	€ 9,363,000,000	€ 9,433,000,000

[1]	(*) In 2017 guaranteed deferred tax assets also existed in Portugal but in 2018 they lost the guarantee.